Lease Liability - Summary of Lease Liability Balance (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Current portion	$ 53,316	$ 50,403
Non-current portion		51,303
Present value of lease liabilities	$ 53,316	$ 101,706